7. Stock-Based Compensation (June 2018 Note) (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Mar. 31, 2018
Stock Options [Member]
Weighted average grant date fair values of options granted	$ 3.57	$ 6.06
Unrecognized compensation costs - Options	$ 1,911,000		$ 2,253,000
Weighted average amortization period	1 year 9 months 18 days		1 year 11 months 26 days
Aggregate intrinsic value per share	$ 2.48		$ 3.68
Restricted Stock [Member]
Unrecognized compensation costs - Restricted Stock Awards	$ 121,000
Weighted average amortization period	1 year 2 months 1 day